Derivative Financial Instruments - Summary of Average Price or Rate of Hedging Instruments (Detail)	Oct. 31, 2018
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.04%
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.22%
FX rate	1.29%
Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-EUR [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	3.02%
FX rate	1.33%
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.37%
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.75%
FX rate	1.27%
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.30%
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-EUR [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.48%
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-GBP [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.74%
Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.30%
Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Price	73.87
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.29%
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | C- A- D- M- X- N- [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	15.77%
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | C- A- D- P- E- N- [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	2.59%